Annual Total Returns - TANAKA Growth Fund - Class R	Mar. 31, 2025
Prospectus [Line Items]
Annual Return 2015	12.18%
Annual Return 2016	(4.45%)
Annual Return 2017	7.28%
Annual Return 2018	(25.18%)
Annual Return 2019	18.78%
Annual Return 2020	50.87%
Annual Return 2021	26.63%
Annual Return 2022	(22.62%)
Annual Return 2023	50.24%
Annual Return 2024	18.10%